As filed with the Securities and Exchange Commission on November 25, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22397

IronBridge Funds, Inc.
 (Exact name of registrant as specified in charter)

One Parkview Plaza
Suite 700
Oakbrook Terrace, Illinois 60181
 (Address of principal executive offices) (Zip code)

John G. Davis
One Parkview Plaza, Suite 700
Oakbrook Terrace, Illinois 60181
 (Name and address of agent for service)

(630) 684-8300
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2015

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

IronBridge Small Cap Fund
Schedule of Investments
September 30, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 95.8%
	Aerospace & Defense - 2.9%
39,256	Curtiss Wright Corp.	$2,587,755
53,588	Esterline Technologies Corp. (a)	5,962,737
156,034	Orbital Sciences Corp. (a)	4,337,745
		12,888,237
	Auto Components - 0.6%
49,560	Tenneco, Inc. (a)	2,592,484

	Banks - 9.4%
156,660	BankUnited, Inc.	4,776,563
261,231	Columbia Banking System, Inc.	6,481,141
151,429	Cullen/Frost Bankers, Inc.	11,585,833
128,011	Square 1 Financial, Inc. - Class A (a)	2,461,652
71,325	SVB Financial Group (a)	7,994,819
335,036	TCF Financial Corp.	5,203,109
64,745	Texas Capital Bancshares, Inc. (a)	3,734,492
		42,237,609
	Biotechnology - 3.2%
81,638	Cepheid, Inc. (a)	3,594,521
50,275	Cubist Pharmaceuticals, Inc. (a)	3,335,243
123,205	Genomic Health, Inc. (a)	3,487,934
69,670	Isis Pharmaceuticals, Inc. (a)	2,705,286
32,790	Seattle Genetics, Inc. (a)	1,219,132
		14,342,116
	Building Products - 1.0%
105,799	Universal Forest Products, Inc.	4,518,675

	Capital Markets - 1.1%
106,141	Stifel Financial Corp. (a)	4,976,951

	Chemicals - 3.7%
43,606	Cabot Corp.	2,213,877
74,195	H.B. Fuller Co.	2,945,541
53,182	Methanex Corp.	3,552,558
12,441	NewMarket Corp.	4,740,270
87,330	PolyOne Corp.	3,107,201
		16,559,447
	Communications Equipment - 0.6%
94,616	Sierra Wireless, Inc. (a)	2,530,032

	Construction & Engineering - 0.6%
83,170	MasTec, Inc. (a)	2,546,665

	Consumer Finance - 0.8%
69,700	Portfolio Recovery Associates, Inc. (a)	3,640,431

	Containers & Packaging - 1.2%
89,717	AptarGroup, Inc.	5,445,822

	Electric Utilities - 2.1%
122,337	El Paso Electric Co.	4,471,417
135,509	ITC Holdings Corp.	4,828,186
		9,299,603
	Electrical Equipment - 2.0%
25,775	Acuity Brands, Inc.	3,033,975
105,204	EnerSys, Inc.	6,169,163
		9,203,138
	Electronic Equipment, Instruments & Components - 3.6%
72,740	Cognex Corp.	2,929,240
49,612	IPG Photonics Corp. (a)	3,412,313
61,825	Littelfuse, Inc.	5,266,253
8,800	Measurement Specialties, Inc. (a)	753,368
125,369	Trimble Navigation Ltd. (a)	3,823,755
		16,184,929
	Energy Equipment & Services - 4.5%
101,886	Atwood Oceanics, Inc.	4,451,400
205,385	Helix Energy Solutions Group, Inc. (a)	4,530,793
373,240	Newpark Resources, Inc. (a)	4,643,106
205,860	Superior Energy Services, Inc.	6,766,618
		20,391,917
	Food & Staples Retailing - 1.9%
121,785	Casey's General Stores, Inc.	8,731,984

	Gas Utilities - 2.2%
296,142	UGI Corp.	10,095,481

	Health Care Equipment & Supplies - 3.0%
67,350	DexCom, Inc. (a)	2,693,326
82,259	Neogen Corp. (a)	3,249,230
166,310	West Pharmaceutical Services, Inc.	7,444,036
		13,386,592
	Health Care Providers & Services - 3.9%
123,795	Acadia Healthcare Company, Inc. (a)	6,004,058
98,270	LifePoint Hospitals, Inc. (a)	6,799,301
30,990	MWI Veterinary Supply, Inc. (a)	4,598,916
		17,402,275

	Health Care Technology - 1.9%
75,770	Medidata Solutions, Inc. (a)	3,355,853
183,950	Omnicell, Inc. (a)	5,027,354
		8,383,207
	Hotels, Restaurants & Leisure - 1.7%
47,902	Buffalo Wild Wings, Inc. (a)	6,431,802
191,170	Ruby Tuesday, Inc. (a)	1,125,991
		7,557,793
	Household Durables - 0.4%
57,690	Meritage Homes Corp. (a)	2,047,995

	Information Technology Services - 2.9%
132,882	Jack Henry & Associates, Inc.	7,396,212
65,050	Syntel, Inc. (a)	5,720,497
		13,116,709
	Insurance - 4.2%
13,560	Alleghany Corp. (a)	5,670,114
164,012	American Financial Group, Inc.	9,494,655
73,504	Argo Group International Holdings Ltd.	3,697,986
		18,862,755
	Internet Software & Services - 0.5%
67,221	Cornerstone OnDemand, Inc. (a)	2,313,075

	Leisure Equipment & Products - 0.4%
275,490	LeapFrog Enterprises, Inc. (a)	1,650,185

	Life Science Tools & Services - 1.5%
61,850	Fluidigm Corp. (a)	1,515,325
86,485	PAREXEL International Corp. (a)	5,456,339
		6,971,664
	Machinery - 5.8%
69,094	IDEX Corp.	5,000,333
133,980	ITT Corp.	6,021,061
107,352	Lincoln Electric Holdings, Inc.	7,421,780
65,357	Snap-on, Inc.	7,913,426
		26,356,600
	Marine - 0.5%
353,683	Navios Maritime Holdings, Inc.	2,122,098

	Media - 0.5%
363,528	Harte-Hanks, Inc.	2,315,673

	Metals & Mining - 0.9%
89,213	Carpenter Technology Corp.	4,027,967

	Multi-Utilities - 1.1%
102,556	Black Hills Corp.	4,910,381

	Oil, Gas & Consumable Fuels - 1.3%
151,344	Bill Barrett Corp. (a)	3,335,622
50,610	Carrizo Oil & Gas, Inc. (a)	2,723,830
		6,059,452

	Professional Services - 0.7%
69,290	WageWorks, Inc. (a)	3,154,774

	Real Estate Investment Trusts - 4.5%
61,347	Alexandria Real Estate Equities, Inc.	4,524,341
92,073	Corporate Office Properties Trust	2,368,118
54,761	EastGroup Properties, Inc.	3,317,969
51,479	Mid-America Apartment Communities, Inc.	3,379,596
61,097	Potlatch Corp.	2,456,710
258,927	Redwood Trust, Inc.	4,293,010
		20,339,744
	Semiconductors & Semiconductor Equipment - 3.9%
311,927	Cypress Semiconductor Corp.	3,080,279
83,207	Power Integrations, Inc.	4,485,689
101,034	Skyworks Solutions, Inc.	5,865,024
178,230	Spansion, Inc. - Class A (a)	4,061,862
		17,492,854
	Software - 5.3%
124,114	Aspen Technology, Inc. (a)	4,681,580
54,830	Guidewire Software, Inc. (a)	2,431,162
81,020	Manhattan Associates, Inc. (a)	2,707,689
102,517	Proofpoint, Inc. (a)	3,807,481
209,805	PTC, Inc. (a)	7,741,805
108,075	TIBCO Software, Inc. (a)	2,553,812
		23,923,529
	Specialty Retail - 3.1%
126,027	Cabela's, Inc. (a)	7,422,991
110,526	Tractor Supply Co.	6,798,454
		14,221,445
	Textiles, Apparel & Luxury Goods - 4.4%
59,711	Deckers Outdoor Corp. (a)	5,802,715
48,890	G-III Apparel Group Ltd. (a)	4,051,025
85,280	Under Armour, Inc. - Class A (a)	5,892,848
164,514	Wolverine World Wide, Inc.	4,122,721
		19,869,309
	Trading Companies & Distributors - 2.0%
124,238	Applied Industrial Technologies, Inc.	5,671,465
54,931	GATX Corp.	3,206,322
		8,877,787
	TOTAL COMMON STOCKS
	(Cost $296,923,684)	$431,549,384

SHORT-TERM INVESTMENTS - 4.1%
MONEY MARKET- 4.1%
18,325,973	STIT - Liquid Assets Portfolio - 0.06% (b)	18,325,973
TOTAL SHORT-TERM INVESTMENTS
(Cost $18,325,973)	18,325,973
TOTAL INVESTMENTS - 99.9%
(Cost $315,249,657)	449,875,357
Other Assets in Excess of Liabilities - 0.1%	633,776
TOTAL NET ASSETS - 100.0%	$450,509,133

(a) Non-Income Producing
(b) Rate quoted is seven day yield at period ended.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

Cost of investments	$315,249,657
Gross unrealized appreciation	142,505,213
Gross unrealized depreciation	(7,879,513)
Net unrealized appreciation	$134,625,700

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge SMID Cap Fund
Schedule of Investments
September 30, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 97.4%
	Aerospace & Defense - 1.4%
101,606	Esterline Technologies Corp. (a)	$11,305,700

	Auto Components - 1.1%
177,696	BorgWarner, Inc.	9,348,587

	Banks - 8.0%
177,715	City National Corp.	13,447,694
279,483	Comerica, Inc.	13,935,022
181,268	Cullen/Frost Bankers, Inc.	13,868,815
251,240	Prosperity Bancshares, Inc.	14,363,391
96,170	SVB Financial Group (a)	10,779,695
		66,394,617
	Biotechnology - 3.2%
138,429	Cepheid, Inc. (a)	6,095,029
72,655	Cubist Pharmaceuticals, Inc. (a)	4,819,933
190,950	Genomic Health, Inc. (a)	5,405,794
126,825	Isis Pharmaceuticals, Inc. (a)	4,924,615
134,232	Seattle Genetics, Inc. (a)	4,990,746
		26,236,117
	Capital Markets - 2.2%
165,200	Legg Mason, Inc.	8,451,632
204,856	Stifel Financial Corp. (a)	9,605,698
		18,057,330
	Chemicals - 6.5%
134,174	FMC Corp.	7,673,411
225,790	International Flavors & Fragrances, Inc.	21,648,745
98,424	Methanex Corp.	6,574,723
195,610	PolyOne Corp.	6,959,804
246,600	RPM International, Inc.	11,289,348
		54,146,031
	Commercial Services & Supplies - 1.6%
116,812	Stericycle, Inc. (a)	13,615,607

	Construction & Engineering - 1.4%
311,906	Quanta Services, Inc. (a)	11,319,069

	Construction Materials - 1.1%
88,320	Eagle Materials, Inc.	8,993,626

	Distributors - 0.9%
292,471	LKQ Corp. (a)	7,776,804

	Electric Utilities - 2.8%
264,982	ITC Holdings Corp.	9,441,309
365,854	OGE Energy Corp.	13,576,842
		23,018,151
	Electrical Equipment - 2.9%
82,630	Acuity Brands, Inc.	9,726,377
181,672	AMETEK, Inc.	9,121,751
82,902	Regal-Beloit Corp.	5,326,454
		24,174,582
	Electronic Equipment, Instruments & Components - 4.3%
190,735	Avnet, Inc.	7,915,502
183,785	Cognex Corp.	7,401,022
190,690	FLIR Systems, Inc.	5,976,225
473,136	Trimble Navigation Ltd. (a)	14,430,648
		35,723,397
	Energy Equipment & Services - 2.3%
131,470	Oceaneering International, Inc.	8,567,900
173,675	Oil States International, Inc. (a)	10,750,482
		19,318,382
	Gas Utilities - 3.7%
233,225	National Fuel Gas Co.	16,323,418
419,554	UGI Corp.	14,302,596
		30,626,014
	Health Care Equipment & Supplies - 2.7%
133,825	DexCom, Inc. (a)	5,351,662
35,600	IDEXX Laboratories, Inc. (a)	4,194,748
295,645	West Pharmaceutical Services, Inc.	13,233,070
		22,779,480
	Health Care Providers & Services - 1.8%
142,498	Universal Healthcare Services, Inc. - Class B	14,891,041

	Health Care Technology - 0.6%
114,295	Medidata Solutions, Inc. (a)	5,062,126

	Household Durables - 1.7%
42,920	Harman International Industries, Inc.	4,207,877
8,666	NVR, Inc. (a)	9,792,753
		14,000,630
	Household Products - 3.0%
355,337	Church & Dwight Co., Inc.	24,930,444

	Industrial Conglomerates - 1.0%
99,895	Carlisle Cos., Inc.	8,029,560

	Information Technology Services - 3.0%
87,620	Computer Sciences Corp.	5,357,963
229,560	Jack Henry & Associates, Inc.	12,777,309
76,570	Syntel, Inc. (a)	6,733,566
		24,868,838

	Insurance - 6.0%
19,858	Alleghany Corp. (a)	8,303,623
224,767	American Financial Group, Inc.	13,011,762
21,930	Markel Corp. (a)	13,950,769
268,830	Torchmark Corp.	14,078,627
		49,344,781
	Internet Software & Services - 0.8%
293,200	Pandora Media, Inc. (a)	7,083,712

	Life Sciences Tools & Services - 2.2%
109,120	Covance Inc. (a)	8,587,744
61,188	Illumina, Inc. (a)	10,029,937
		18,617,681
	Machinery - 4.2%
110,715	Colfax Corp. (a)	6,307,434
309,795	ITT Corp.	13,922,187
119,678	Snap-on, Inc.	14,490,612
		34,720,233
	Marine - 1.4%
99,300	Kirby Corp. (a)	11,702,505

	Metals & Mining - 1.0%
115,845	Reliance Steel & Aluminum Co.	7,923,798

	Multi-Utilities - 1.4%
407,845	MDU Resources Group, Inc.	11,342,169

	Oil, Gas & Consumable Fuels - 2.5%
269,511	Whiting Petroleum Corp. (a)	20,900,578

	Professional Services - 0.7%
129,975	WageWorks, Inc. (a)	5,917,762

	Real Estate Investment Trusts - 4.3%
304,380	Acadia Realty Trust	8,394,800
61,215	Essex Property Trust, Inc.	10,942,181
49,990	Federal Realty Investment Trust	5,921,816
325,786	Rayonier, Inc.	10,144,976
		35,403,773
	Real Estate Management & Development - 1.2%
272,290	Alexander & Baldwin, Inc.	9,794,271

	Road & Rail - 2.1%
108,824	Genesee & Wyoming, Inc. (a)	10,372,015
97,967	Old Dominion Freight Line, Inc. (a)	6,920,389
		17,292,404
	Semiconductors & Semiconductor Equipment - 1.6%
428,863	Cypress Semiconductor Corp.	4,235,022
388,631	Spansion, Inc. - Class A (a)	8,856,900
		13,091,922

	Software - 3.4%
210,520	Aspen Technology, Inc. (a)	7,940,814
136,220	Manhattan Associates, Inc. (a)	4,552,472
164,373	Open Text Corp.	9,109,552
178,978	Proofpoint, Inc. (a)	6,647,243
		28,250,081
	Specialty Retail - 4.8%
211,458	Cabela's, Inc. (a)	12,454,876
192,250	Tractor Supply Co.	11,825,297
233,305	Williams-Sonoma, Inc.	15,531,114
		39,811,287
	Textiles, Apparel & Luxury Goods - 1.9%
230,038	Under Armour, Inc. - Class A (a)	15,895,626

	Trading Companies & Distributors - 0.7%
99,563	GATX Corp.	5,811,492

	TOTAL COMMON STOCKS
	(Cost $623,705,330)	807,520,208

	SHORT-TERM INVESTMENTS - 2.7%
	MONEY MARKET - 2.7%
22,590,589	STIT - Liquid Assets Portfolio - 0.06% (b)	22,590,589
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $22,590,589)	22,590,589
	TOTAL INVESTMENTS - 100.1%
	(Cost $646,295,919)	830,110,797
	Liabilities in Excess of Other Assets - (0.1)%	(1,182,814)
	TOTAL NET ASSETS - 100.0%	$828,927,983

(a) Non-Income Producing
(b) Rate quoted is seven day yield at period ended.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

Cost of investments		$646,295,919
Gross unrealized appreciation		198,604,213
Gross unrealized depreciation		(14,789,335)
Net unrealized appreciation		$183,814,878

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Global Fund
Schedule of Investments
September 30, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 114.7%
	Belgium - 2.4%
3,420	Anheuser-Busch InBev NV	$379,273

	Canada - 2.1%
7,355	Brookfield Asset Management, Inc. - Class A	330,681

	France - 4.2%
4,160	Safran SA	269,710
5,285	Schneider Electric SA	405,480
		675,190
	Germany - 8.3%
4,831	Bayer AG	672,181
1,430	Continental AG	270,882
1,979	Linde AG	378,801
		1,321,864
	Japan - 8.1%
16,600	Komatsu Ltd.	383,645
900	SMC Corp.	248,167
8,200	Sumitomo Mitsui Financial Group, Inc.	334,105
14,220	Unicharm Corp.	324,094
		1,290,011
	Netherlands - 2.6%
29,660	ING Groep NV (a)	421,596

	Sweden - 2.9%
9,784	Svenska Handelsbanken AB - Class A	458,200

	Switzerland - 9.2%
275	Givaudan SA	438,350
11,067	Nestle SA	813,325
3,860	TE Connectivity Ltd.	213,419
		1,465,094
	United Kingdom - 6.8%
9,158	BHP Billiton PLC	253,314
36,167	HSBC Holdings PLC	367,501
35,599	Kingfisher PLC	186,177
12,400	Prudential PLC	275,667
		1,082,659

	United States - 68.1%
6,875	AbbVie, Inc.	397,100
1,595	Adobe Systems, Inc. (a)	110,358
2,968	Apple, Inc.	299,026
720	Biogen Idec, Inc. (a)	238,183
2,505	Cerner Corp. (a)	149,223
13,375	Comcast Corp. - Class A	719,307
8,655	Discover Financial Services	557,295
2,095	Ecolab, Inc.	240,569
2,340	EOG Resources, Inc.	231,707
10,480	First Republic Bank	517,502
338	Google, Inc. - Class A (a)	198,883
223	Google, Inc. - Class C (a)	128,751
6,440	Illinois Tool Works, Inc.	543,665
6,135	Johnson & Johnson	653,930
9,615	Microsoft Corp.	445,751
4,040	National Fuel Gas Co.	282,760
7,823	Occidental Petroleum Corp.	752,181
7,745	OGE Energy Corp.	287,417
2,555	Roper Industries, Inc.	373,771
3,617	Stericycle, Inc. (a)	421,598
20,877	The Charles Schwab Corp.	613,575
6,200	The Walt Disney Co.	551,986
3,210	Thermo Fisher Scientific, Inc.	390,657
5,036	Union Pacific Corp.	546,003
1,116	Visa, Inc. - Class A	238,121
1,720	Whirlpool Corp.	250,518
4,630	Whiting Petroleum Corp. (a)	359,057
10,242	Zoetis, Inc.	378,442
		10,877,336
	TOTAL COMMON STOCKS
	(Cost $14,935,928)	$18,301,904

	SHORT-TERM INVESTMENTS - 3.6%
	MONEY MARKET - 3.6%
577,541	STIT - Liquid Assets Portfolio - 0.06% (b)	577,541
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $577,541)	577,541
	TOTAL INVESTMENTS - 118.3%
	(Cost $15,513,469)	18,879,445
	Liabilities in Excess of Other Assets - (18.3)%	(2,922,218)
	TOTAL NET ASSETS 100.0%	$15,957,227

(a) Non-Income Producing
(b) Rate quoted is seven day yield at period ended.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

Cost of investments	$15,513,469
Gross unrealized appreciation	3,801,764
Gross unrealized depreciation	(435,788)
Net unrealized appreciation	$3,365,976

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

IronBridge Large Cap Fund
Schedule of Investments
September 30, 2014 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 96.8%
	Aerospace & Defense - 1.3%
1,383	Precision Castparts Corp.	$327,605

	Auto Components - 1.0%
4,580	BorgWarner, Inc.	240,954

	Banks - 6.0%
9,900	Citigroup, Inc.	513,018
7,775	First Republic Bank	383,930
11,285	Wells Fargo & Co.	585,353
		1,482,301
	Biotechnology - 0.8%
600	Biogen Idec, Inc. (a)	198,486

	Capital Markets - 5.1%
3,077	T. Rowe Price Group, Inc.	241,237
18,305	The Charles Schwab Corp.	537,984
2,514	The Goldman Sachs Group, Inc.	461,495
		1,240,716
	Chemicals - 5.8%
3,025	Airgas, Inc.	334,716
3,860	Ecolab, Inc.	443,244
3,605	FMC Corp.	206,170
4,550	International Flavors & Fragrances, Inc.	436,254
		1,420,384
	Commercial Services & Supplies - 2.0%
4,285	Stericycle, Inc. (a)	499,460

	Computers & Peripherals - 4.3%
7,735	Apple, Inc.	779,301
9,885	EMC Corp.	289,235
		1,068,536
	Construction & Engineering - 1.1%
5,710	Jacobs Engineering Group, Inc. (a)	278,762

	Consumer Finance - 2.1%
8,090	Discover Financial Services	520,915

	Diversified Telecommunication Services - 2.2%
10,800	Verizon Communications, Inc.	539,892

	Electric Utilities - 1.8%
4,585	NextEra Energy, Inc.	430,440

	Electronic Equipment, Instruments & Components - 0.9%
7,460	Trimble Navigation Ltd. (a)	227,530

	Energy Equipment & Services - 2.2%
5,340	Schlumberger Ltd.	543,025

	Food & Staples Retailing - 2.3%
4,605	Costco Wholesale Corp.	577,099

	Gas Utilities - 1.3%
4,410	National Fuel Gas Co.	308,656

	Health Care Equipment & Supplies - 1.1%
23,126	Boston Scientific Corp. (a)	273,118

	Health Care Providers & Services - 1.4%
1,765	McKesson Corp.	343,593

	Health Care Technology - 0.9%
3,650	Cerner Corp. (a)	217,430

	Household Products - 2.3%
8,460	Colgate-Palmolive Co.	551,761

	Industrial Conglomerates - 3.9%
7,556	Danaher Corp.	574,105
2,690	Roper Industries, Inc.	393,520
		967,625
	Information Technology Services - 4.2%
4,020	Cognizant Technology Solutions Corp. - Class A (a)	179,976
6,840	Fiserv, Inc. (a)	442,103
1,960	Visa, Inc. - Class A	418,205
		1,040,284
	Insurance - 1.9%
5,290	Aon PLC	463,774

	Internet Software & Services - 3.7%
894	Amazon.com, Inc. (a)	288,261
566	Google, Inc. - Class A (a)	333,040
491	Google, Inc. - Class C (a)	283,484
		904,785
	Life Sciences Tools & Services - 2.8%
1,060	Illumina, Inc. (a)	173,755
4,150	Thermo Fisher Scientific, Inc.	505,055
		678,810
	Machinery - 3.1%
5,345	Illinois Tool Works, Inc.	451,225
2,635	Parker-Hannifin Corp.	300,785
		752,010

	Media - 5.7%
12,040	Comcast Corp. - Class A	647,511
8,390	The Walt Disney Co.	746,962
		1,394,473

	Metals & Mining - 1.2%
19,080	Alcoa, Inc.	306,997

	Oil, Gas & Consumable Fuels - 5.6%
8,940	Cabot Oil & Gas Corp.	292,249
7,940	Occidental Petroleum Corp.	763,431
4,000	Whiting Petroleum Corp. (a)	310,200
		1,365,880
	Pharmaceuticals - 5.5%
7,960	AbbVie, Inc.	459,770
8,390	Johnson & Johnson	894,290
		1,354,060
	Real Estate Investment Trusts - 2.3%
2,896	AvalonBay Communities, Inc.	408,249
5,104	Rayonier, Inc.	158,939
		567,188
	Road & Rail - 2.4%
5,370	Union Pacific Corp.	582,215

	Semiconductors & Semiconductor Equipment - 1.1%
7,445	Altera Corp.	266,382

	Software - 3.2%
2,860	Adobe Systems, Inc. (a)	197,883
12,700	Microsoft Corp.	588,772
		786,655
	Specialty Retail - 1.5%
7,020	Lowe's Cos., Inc.	371,498

	Textiles, Apparel & Luxury Goods - 2.8%
4,590	Under Armour, Inc. - Class A (a)	317,169
5,470	VF Corp.	361,184
		678,353
	TOTAL COMMON STOCKS
	(Cost $19,719,723)	$23,771,652

	SHORT-TERM INVESTMENTS - 4.8%
	MONEY MARKET - 4.8%
1,177,961	STIT Liquid Assets Portfolio - 0.06% (b)	1,177,961
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,177,961)	1,177,961
	TOTAL INVESTMENTS - 101.6%
	(Cost $20,897,684)	24,949,613
	Liabilities in Excess of Other Assets - (1.6)%	(383,756)
	TOTAL NET ASSETS - 100.0%	$24,565,857

(a) Non-Income Producing
(b) Rate quoted is seven day yield at period ended.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

Cost of investments		$20,897,684
Gross unrealized appreciation		4,177,124
Gross unrealized depreciation		(125,195)
Net unrealized appreciation		$4,051,929

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation
Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent sale price. Equity securities that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). Shares of underlying mutual funds are valued at their respective NAVs. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors. The Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the IronBridge Global Fund. The pricing service monitors the market daily for significant movement and systematically applies a fair value adjustment factor to foreign securities when a tolerance trigger is met. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates market value. Securities maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by ICM pursuant to guidelines established by the Board of Directors.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark security indices).

Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2014:

IronBridge Small Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$431,549,384	$-	$-	$431,549,384
Total Equity	431,549,384	-	-	431,549,384
Short-Term Investments	18,325,973	-	-	18,325,973
Total Investments in Securities	$449,875,357	$-	$-	$449,875,357

IronBridge SMID Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$807,520,208	$-	$-	$807,520,208
Total Equity	807,520,208	-	-	807,520,208
Short-Term Investments	22,590,589	-	-	22,590,589
Total Investments in Securities	$830,110,797	$-	$-	$830,110,797

IronBridge Global Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$11,421,436	$6,880,468	$-	$18,301,904
Total Equity	11,421,436	6,880,468	-	18,301,904
Short-Term Investments	577,541	-	-	577,541
Total Investments in Securities	$11,998,977	$6,880,468	$-	$18,879,445

	IronBridge Global Fund (1)

Transfers out of Level 1	$(6,880,468)
Transfers into Level 2	6,880,468
Net transfers	$-

(1) Transfer between Level 1 and Level 2 for the IronBridge Global Fund relate to the use of systematic fair valuation. On days when systematic fair valuation is used, non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification. For the September 30, 2014, the securities in the Global Fund were adjusted using sustematic fair valuation. There were no other significant transfer into or out of Level 1,
Level 2 or Level 3 in any of Funds.

IronBridge Large Cap Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stocks*	$23,771,652	$-	$-	$23,771,652
Total Equity	23,771,652	-	-	23,771,652
Short-Term Investments	1,177,961	-	-	1,177,961
Total Investments in Securities	$24,949,613	$-	$-	$24,949,613

*See Funds' Schedule of Investments for industry classifications.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IronBridge Funds, Inc.

By  /s/ John G. Davis
       John G. Davis, President and Secretary
       (Principal Executive Officer)

Date  November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ John G. Davis
       John G. Davis, President and Secretary
       (Principal Executive Officer)

Date  November 21, 2014

By  /s/ Ty M. Baird
       Ty M. Baird, Vice President and Treasurer
        (Principal Financial Officer)

Date  November 21, 2014